Finance Costs, Net	6 Months Ended
Jun. 30, 2023
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Finance Costs, Net
Note 8: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Interest expense:
Debt	49	40	101	80
Derivative financial instruments — hedging activities	(1)	-	(1)	(1)
Other, net	4	5	9	10
Fair value (gains) losses on cash flow hedges, transfer from equity	(23)	36	(25)	23
Net foreign exchange losses (gains) on debt	23	(36)	25	(23)
Net interest expense — debt and other	52	45	109	89
Net interest expense — leases	2	2	4	4
Net interest expense — pension and other post-employment benefit plans	6	2	12	5
Interest income	(26)	-	(36)	(1)
Net interest expense	34	49	89	97

	Th ree months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Net losses (gains) due to changes in foreign currency exchange rates	36	(78)	59	(94)
Net losses (gains) on derivative instruments	66	(242)	135	(320)
Other	-	-	(2)	-
Other finance costs (income)	102	(320)	192	(414)
Net losses (gains) due to changes in foreign currency exchange rates
Net losses (gains) due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net losses (gains) on derivative instruments
Net losses (gains) on derivative instruments related to foreign exchange contracts that are intended to reduce foreign currency risk on a portion of the Company’s indirect investment in LSEG, which is denominated in British pounds sterling.